Note 19 - Segmented Information (Detail) - Segmented revenue information by geographic location (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Revenues	$ 126,883	$ 113,990	$ 99,175
United States [Member]
Revenues	60,420	48,602	44,903
Canada [Member]
Revenues	14,212	15,051	12,960
Americas, Excluding Canada And United States [Member]
Revenues	1,052	1,196	958
Belgium [Member]
Revenues	15,668	19,319	17,705
EMEA, Excluding Belgium [Member]
Revenues	29,286	24,515	19,149
Asia Pacific [Member]
Revenues	$ 6,245	$ 5,307	$ 3,500